Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 66,815,000.00
Total Fee Amount	9,227.15
Total Offset Amount	0.00
Net Fee	$ 9,227.15
Offering Table N/A
Offset Table N/A	N/A